Other Expenses	12 Months Ended
Dec. 31, 2021
Other Expenses [abstract]
Other Expenses

24.    OTHER EXPENSES

		Years ended December 31,
	Note	2021	2020
Write-down (recovery) of investment in associates		$327	$(194)
Loss on disposal of assets and other write-downs		818	878
Provision for accounts receivable		659	484
SGM Royalty settlement	33 (e)	9,600	447
Other expenses (income)		4,730	(308)
Care and maintenance costs related to COVID-19		-	3,121
Share of loss from associates		-	76
		$16,134	$4,504